Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Self-developed software	95,626	95,478
Acquired ERP system	4,609,458	8,447,014
Total	4,705,084	8,542,492
Less: accumulated amortization	(485,063)	(1,120,387)
Intangible assets, net	4,220,021	7,422,105

Amortization expenses recognized in cost of revenue for the years ended December 31, 2024, and 2025 were US$259,997 and US$635,324, respectively.